Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	¥ 1,240,090	¥ 1,060,271
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(8,402)	(8,620)	¥ (8,845)	¥ (10,521)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	986,390	900,312
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 262,102	¥ 168,579